Description of Business (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 22, 2021	Dec. 31, 2021	Dec. 31, 2020
Description of Business (Details) [Line Items]
Common stock, shares authorized (in Shares)		100,000,000	42,000,000
Additional shares of common stock (in Shares)	525,000
Purchase warrants , description	The Purchase Warrants are exercisable six (6) months after the IPO and expire five (5) years thereafter.
Common stock, shares authorized (in Shares)		110,000,000
Common stock shares (in Shares)		100,000,000
Preferred stock shares (in Shares)		10,000,000
Preferred stock, per shares (in Dollars per share)		$ 0.00001
Stock-based compensation expense		$ 1.1
Net losses		7.8	$ 8.3
Accumulated deficit		116.5	108.7
Net cash used in operating activities		8.6	7.9
Unrestricted cash and cash equivalents		$ 21.9	6.1
Purchase Warrants [Member]
Description of Business (Details) [Line Items]
Redeemable warrants (in Shares)	140,000
Initial exercise price per share (in Dollars per share)	$ 9.375
IPO [Member]
Description of Business (Details) [Line Items]
Common stock, shares authorized (in Shares)	3,500,000
Offering price per share (in Dollars per share)	$ 7.5
Preferred stock, par value (in Dollars per share)		$ 0.00001
“CYN” [Member] | IPO [Member]
Description of Business (Details) [Line Items]
Net proceeds	$ 23.3
Liquidity [Member]
Description of Business (Details) [Line Items]
Unrestricted cash and cash equivalents		$ 21.9	$ 6.1